INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORY
Schedule of inventories

	December 31,	December 31,
	2022	2021
Current
Stockpiled ore	$1,869	$2,458
In-process inventory	15,961	6,513
Finished goods inventory	1,406	—
Materials and supplies	3,210	686
Inventory – current	$22,446	$9,657

Long term
Stockpiled ore	$4,096	$1,299